[EATON VANCE LOGO]

[GRAPHIC OF NYSE FLAG]
[GRAPHIC OF STOCK MARKET]
[GRAPHIC OF NEWSPAPER/CALCULATOR]


ANNUAL REPORT DECEMBER 31, 2001

                                  EATON VANCE
                                     SMALL
                                    COMPANY
                                     GROWTH
                                     FUND

EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2001

LETTER TO SHAREHOLDERS

[PHOTO OF JAMES B. HAWKES]

James B. Hawkes
President

Eaton Vance Small Company Growth Fund had a total return of -24.17% for the year ended December 31, 2001. That return was the result of a decrease in net asset value per share (NAV) from $18.70 on December 31, 2000 to $14.18 on December 31, 2001.(1) By comparison, the S&P 600 Small Cap Index - a widely recognized, unmanaged index of small capitalization stocks - had a total return of 6.51% for the same period.(2)

A SLOWING ECONOMY WAS DEALT
A FURTHER BLOW BY THE EVENTS
OF SEPTEMBER 11...

The past year featured an economy characterized by deteriorating corporate profits, mounting job layoffs and sharply lower capital spending. By the third quarter, the economy had moved into recession, as Gross Domestic Product - the broadest measure of the nation's economic activity - contracted at its fastest rate since 1991. The tragic events of September 11 dealt a further blow to the economy, as consumer spending, which had kept the economy afloat for the past year, declined sharply amid an increasingly uncertain political outlook. Against this backdrop, the equity markets moved dramatically lower through much of the year. The Federal Reserve continued an accommodative policy begun in January, and by year-end, had cut its Federal Funds rate - a key benchmark for short-term interest rates - a total of 475 basis points (4.75%).

IN THE FOURTH QUARTER, THE MARKETS MOUNTED A RECOVERY...

Even as the economy continued to struggle, the markets appeared to gain some traction in the fourth quarter. However, in a major departure from recent years, investors have become much more selective, focusing increasingly on sound fundamentals and reasonable valuations. In that climate, overbought telecom and technology stocks have lost favor with investors, while undervalued companies with good earnings visibility have returned to the spotlight.

While the economy remains quite weak, investors should remember that the stock market has historically discounted future economic trends. When the economy regains its momentum, we expect a marked improvement in corporate earnings.
We remain optimistic about our economic future and confident about the opportunities in the equity markets.

                                 Sincerely,

                                 /s/ James B. Hawkes

                                 James B. Hawkes
                                 President
                                 February 6, 2002

FUND INFORMATION
AS OF DECEMBER 31, 2001


PERFORMANCE(3)
--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------
One year                                  -24.17%
Life of Fund (1/2/97)                      17.50

SEC Average Annual Total Return
--------------------------------------------------------------------------------
One year                                  -28.53%
Life of Fund (1/2/97)                      16.11


TEN LARGEST HOLDINGS(4)
--------------------------------------------------------------------------------
ArQule, Inc.                                1.8%
AFC Enterprises, Inc.                       1.8
AmeriPath, Inc.                             1.7
Waddell & Reed Financial, Inc. Class A      1.7
CV Therapeutics, Inc.                       1.6
Accredo Health, Inc.                        1.5
McClatchy Co., (The) Class A                1.5
Ann Taylor Stores Corp.                     1.5
Exar Corp.                                  1.4
Manhattan Associates, Inc.                  1.4


(1) This return does not include the Fund's maximum 5.75% sales charge.

(2) It is not possible to invest directly in an Index.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual return reflects the Fund's maximum 5.75% sales charge.

(4) Because the Fund is actively managed, holdings are subject to change. Ten largest holdings represent 15.9% of the Fund's net assets.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2001
MANAGEMENT DISCUSSION

AN INTERVIEW WITH
EDWARD E. (JACK) SMILEY, JR.,
PORTFOLIO MANAGER OF
SMALL COMPANY GROWTH PORTFOLIO

[PHOTO OF EDWARD E. SMILEY, JR.]

Edward E. (Jack) Smiley, Jr.
      Portfolio Manager


Q: Jack, 2001 represented another challenging year for the equity markets. What are your reflections on the year for small company stocks?

A: This was clearly a disappointing year for small-cap investors and for the Fund. As I indicated a year ago, we anticipated weaker earnings and an erratic market in 2001, but the dimensions of those trends were frankly even beyond our expectations. A slowing economy, disappointing corporate profits and declining consumer confidence all contributed to a poor climate. One of the few positive factors during the year was an accommodative Federal Reserve, which dramatically lowered short-term interest rates, as the economy lapsed into recession. While that would normally have prompted investor interest, the stock market was unable to make much headway in the face of declining earnings expectations.

      Few sectors were spared, but, as in 2000, the technology sector was extremely hard-pressed. The Fund's overweighting in technology led it to lag its benchmark - the S&P 600 Index(1) - in 2001. Interestingly, that overweighting enabled the Fund to OUTPERFORM the Index(1) in previous years. Businesses slashed their information technology spending amid an increasingly uncertain outlook. However, the DEGREE of those cutbacks came as a major surprise to investors and led to revenue shortfalls for a broad range of technology-related companies. The decline in telecom spending was especially severe, a trend that had a pronounced impact on the semiconductor sector.

      The economic outlook was further muddled by the events of September 11, which caused an immediate major selloff. The market has generated a spirited recovery since the September lows, but has remained subject to above-average volatility.

Q: YOU INDICATED THAT FEW SECTORS WERE SPARED IN THE MARKET DECLINE IN 2001. WHAT WERE SOME OF THE PORTFOLIO'S BETTER-PERFORMING STOCKS?

A: This was a climate in which some well-positioned niche companies fared relatively well. For example, Career Education, which was up more than 75% for the year, provides educational programs in areas where there is strong job growth, including design, business administration, information technology and a culinary arts program. Career Education fills an important niche in providing education that is directly aimed at the needs of the workplace. On the strength of increasing student volumes


FIVE LARGEST INDUSTRY WEIGHTINGS(2)
--------------------------------------------------------------------------------
MEDICAL-BIOMED/GENETICS                           8.5%
ELECTRONICS-SEMICONDUCTORS                        8.5%
COMPUTER SOFTWARE                                 8.3%
MEDICAL PRODUCTS                                  7.4%
BUSINESS SERVICES                                 6.5%

(1)   It is not possible to invest directly in an index.

(2) Because the Fund is actively managed, Industry Weightings are subject to change.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

      and rising tuitions, the company had revenue growth of more than 50% in 2001.

      Selected medical services stocks also performed well in the past year. Stericycle, Inc., a medical waste management company with approximately 250,000 customers throughout North America, saw its stock price more than double in 2001. Through its network of treatment, collection and transfer sites, the company provides disposal of regulated medical waste materials for hospitals, clinics and other medical facilities. In addition to its medical waste collection, transportation and treatment services, Stericycle also provides consulting, training and education, as well as the sale of waste treatment products.

Q:    HOW HAVE YOU POSITIONED THE PORTFOLIO IN THIS DIFFICULT MARKET
      ENVIRONMENT?

A: To be sure, there is a good deal of uncertainty about the direction of the economy in the coming year, and, therefore, the investment climate is likely to remain fairly challenging. By definition, technology and biomedical companies constitute a significant portion of the small company investment universe and will remain well-represented in the Portfolio. While technology companies are, by no means, totally immune to the effects of the recession, we have focused in recent months on companies that we believe can emerge from this period with additional momentum. Meanwhile, biomed companies continue to present new opportunities, as genetic research opens the door to novel biomedical applications.

      In the technology area, semiconductor manufacturer Exar Corp. designs high-performance, high-bandwidth chips for the global communications infrastructure. The company's integrated circuits allow communications providers to meet enhanced standards and thereby increase the variety and scope of services for the end-user. Despite a difficult climate for communications companies, Exar has managed to increase its customer base and is well-positioned in advance of an upturn in communications- related demand. In the biomed/genetic area, ArQule, Inc. produces chemistry-based technologies used in the discovery of new drugs and therapeutics. In recent years, the company has forged successful research partnerships with major drug companies in the discovery of new anti-infectives and anti-inflammatory treatments. The company's products and technologies help to make the discovery process more efficient and to produce better candidates for the clinical approval process. ArQule generated revenue growth of 16% in 2001.

Q: SOME CYCLICAL STOCKS WERE NUMBERED AMONG THE PORTFOLIO'S LARGEST HOLDINGS. WHAT KIND OF COMPANIES DID YOU FIND ATTRACTIVE AMONG THE CYCLICAL SECTORS?

A: Even in a recession, some cyclical companies are able to implement their business plan successfully. The retail sector was hit doubly hard in 2001, as the recession and the terrorist attacks took a toll on consumer confidence, while promotional costs rose and discounting became more prevalent. However, there were some companies whose strategies served them well in a difficult climate. Ann Taylor Stores, for example, enjoyed a modest rise in same-store sales over last year. The company handled inventories fairly conservatively and was able to clear its shelves successfully in advance of the new spring season. The shares performed exceptionally well in the final months of the year.

      Elsewhere in the retail area, AFC Enterprises, Inc. operates and franchises more than 3,600 quick-service restaurants, bakeries and cafes. Among its well-known restaurant brands are Church's Chicken, Popeye's Chicken, Cinnabon, and Seattle's Best Coffee. Each of its restaurant concepts employs a specialty theme, such as cajun chicken, premium coffee blends or cinnamon baked goods. The specialty nature of the company's product line has fueled impressive growth in its store volume, while providing some insulation from would-be competitors.

Q: PUBLISHING IS ANOTHER CYCLICAL AREA WHERE THE PORTFOLIO HAD SOME EXPOSURE. DID YOU FIND COMPANIES GOING AGAINST THE GRAIN IN THAT SECTOR AS WELL?

A: Yes. The McClatchy Co. is a leading newspaper publisher, with 11 daily and 13 non-daily newspapers located in various western states, the Carolinas and Minneapolis/St. Paul, with a combined daily circulation of 1.4 million. With a portfolio that includes assets like the Minneapolis Star-Tribune, the Sacramento Bee and the Raleigh News & Observer, McClatchy is among the nation's most respected publishers. While the company's 2001 revenues reflected the impact of the recession, it appears well-positioned for an eventual upturn in the economy.

Q:    JACK, WHAT IS YOUR OUTLOOK FOR SMALL COMPANY GROWTH STOCKS IN THE COMING
      YEAR?

A: I believe that we are close to an upturn in the economy and that many technology sectors have likely bottomed. The real challenge is determining the timing of that turnaround, when business spending will support a recovery in technology earnings. At this point, there are two major positives in place: first, we have seen a dramatic markdown in the valuation levels of small-cap stocks; and, second, we have low inflation coupled with an accommodative Fed policy and low interest rates.

      Another positive factor is that, following a decade that routinely featured double-digit returns, the market has now produced two consecutive years of disappointing returns. As a result, investors have become increasingly cautious and their expectations much more modest. That is a positive turn in investor psychology from the overbought climate of the late 1990s.

      While it's difficult to pinpoint the timing of a market recovery, I don't believe that conditions will turn dramatically worse from this point. At these lower valuations, small company stocks are increasingly compelling. I believe that well-managed small companies with sound business plans can realize above-average earnings growth and I look for an improving climate in the coming year.

            Comparison of Change in Value of a $10,000 Investment in
                      Eaton Vance Small Company Growth Fund
                 vs. the Standard & Poor's Small Cap 600 Index*
                      January 31, 1997 - December 31, 2001

[GRAPH]

                             SMALL COMPANY GROWTH-A
                                Inception: 1/2/97

--------------------------------------------------------------------------------
                     FUND VALUE             FUND VALUE           S&P SMALL CAP
       DATE            AT NAV           WITH SALES CHARGES         600 INDEX
--------------------------------------------------------------------------------
     1/31/1997         $10,000                $10,000               $10,000
     2/28/1997          $9,324                 $8,789                $9,793
     3/31/1997          $8,725                 $8,226                $9,290
     4/30/1997          $8,745                 $8,244                $9,404
     5/31/1997         $10,029                 $9,455               $10,509
     6/30/1997         $10,549                 $9,945               $10,973
     7/31/1997         $11,088                $10,453               $11,663
     8/31/1997         $11,245                $10,601               $11,957
     9/30/1997         $11,853                $11,174               $12,748
    10/31/1997         $11,412                $10,758               $12,198
    11/30/1997         $11,275                $10,628               $12,109
    12/31/1997         $11,692                $11,022               $12,353
     1/31/1998         $11,573                $10,910               $12,112
     2/28/1998         $12,490                $11,775               $13,216
     3/31/1998         $13,063                $12,314               $13,720
     4/30/1998         $13,289                $12,528               $13,801
     5/31/1998         $12,404                $11,693               $13,070
     6/30/1998         $13,052                $12,304               $13,107
     7/31/1998         $12,318                $11,612               $12,106
     8/31/1998          $9,997                 $9,424                $9,769
     9/30/1998         $10,806                $10,187               $10,367
    10/31/1998         $11,389                $10,737               $10,849
    11/30/1998         $12,188                $11,490               $11,460
    12/31/1998         $13,464                $12,693               $12,191
     1/31/1999         $13,724                $12,937               $12,039
     2/28/1999         $12,890                $12,152               $10,954
     3/31/1999         $13,269                $12,509               $11,095
     4/30/1999         $13,713                $12,927               $11,828
     5/31/1999         $14,438                $13,611               $12,116
     6/30/1999         $15,629                $14,733               $12,806
     7/31/1999         $16,300                $15,366               $12,693
     8/31/1999         $16,332                $15,396               $12,134
     9/30/1999         $17,620                $16,610               $12,186
    10/31/1999         $20,553                $19,375               $12,156
    11/30/1999         $22,988                $21,671               $12,667
    12/31/1999         $28,158                $26,545               $13,704
     1/31/2000         $26,877                $25,337               $13,280
     2/29/2000         $32,140                $30,298               $15,058
     3/31/2000         $37,703                $35,542               $14,501
     4/30/2000         $32,239                $30,391               $14,253
     5/31/2000         $30,217                $28,485               $13,830
     6/30/2000         $36,541                $34,447               $14,648
     7/31/2000         $34,160                $32,203               $14,288
     8/31/2000         $36,942                $34,826               $15,555
     9/30/2000         $35,243                $33,224               $15,131
    10/31/2000         $33,084                $31,188               $15,226
    11/30/2000         $26,795                $25,259               $13,641
    12/31/2000         $28,954                $27,295               $15,323
     1/31/2001         $30,131                $28,404               $15,978
     2/28/2001         $24,046                $22,668               $15,003
     3/31/2001         $20,608                $19,428               $14,315
     4/30/2001         $24,526                $23,120               $15,406
     5/31/2001         $24,804                $23,383               $15,701
     6/30/2001         $25,068                $23,631               $16,276
     7/31/2001         $22,621                $21,325               $16,004
     8/31/2001         $21,026                $19,822               $15,638
     9/30/2001         $17,032                $16,056               $13,523
    10/31/2001         $19,199                $18,099               $14,244
    11/30/2001         $20,918                $19,719               $15,286
    12/31/2001         $21,955                $20,697               $16,319


PERFORMANCE**
--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------
One year                                  -24.17%
Life of Fund (1/2/97)                      17.50

SEC Average Annual Total Return
--------------------------------------------------------------------------------
One year                                  -28.53%
Life of Fund (1/2/97)                      16.11

* Source: TowersData, Bethesda, MD.; Lipper Inc. Investment operations commenced 1/2/97. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

    The chart compares the Fund's total return with that of the S&P 600 Small Cap Index, a broad-based, unmanaged market index of small-capitalization stocks. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect the maximum 5.75% sales charge. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001
Assets
-----------------------------------------------------
Investment in Small Company Growth
   Portfolio, at value
   (identified cost, $8,569,941)          $ 9,397,392
Receivable for Fund shares sold               133,323
Receivable from the Administrator              51,336
-----------------------------------------------------
TOTAL ASSETS                              $ 9,582,051
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $    26,057
Payable to affiliate for service fees              83
Accrued expenses                                4,864
-----------------------------------------------------
TOTAL LIABILITIES                         $    31,004
-----------------------------------------------------
NET ASSETS                                $ 9,551,047
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $10,740,770
Accumulated net realized loss from
   Portfolio
   (computed on the basis of identified
   cost)                                   (2,017,174)
Net unrealized appreciation from
   Portfolio
   (computed on the basis of identified
   cost)                                      827,451
-----------------------------------------------------
TOTAL                                     $ 9,551,047
-----------------------------------------------------

NET ASSETS                                $ 9,551,047
SHARES OUTSTANDING                            673,601
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     14.18
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $14.18)      $     15.05
-----------------------------------------------------

 On sales of $50,000 or more, the offering price is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2001
Investment Income
-----------------------------------------------------
Interest allocated from Portfolio         $    14,899
Dividends allocated from Portfolio              4,184
Expenses allocated from Portfolio             (67,626)
-----------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (48,543)
-----------------------------------------------------

Expenses
-----------------------------------------------------
Administration fee                        $     8,504
Service fees                                   14,064
Legal and accounting services                  19,356
Registration fees                              17,102
Custodian fee                                  10,813
Transfer and dividend disbursing agent
   fees                                         8,845
Printing and postage                            6,496
Amortization of organization expenses             318
Miscellaneous                                   2,283
-----------------------------------------------------
TOTAL EXPENSES                            $    87,781
-----------------------------------------------------
Deduct --
   Waiver and reimbursement of expenses
      by the Administrator                $    59,840
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    59,840
-----------------------------------------------------

NET EXPENSES                              $    27,941
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (76,484)
-----------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,810,657)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,810,657)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $   785,328
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $   785,328
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,025,329)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,101,813)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)             YEAR ENDED         YEAR ENDED
IN NET ASSETS                   DECEMBER 31, 2001  DECEMBER 31, 2000
--------------------------------------------------------------------
From operations --
   Net investment loss          $         (76,484) $         (18,738)
   Net realized loss                   (1,810,657)           (14,388)
   Net change in unrealized
      appreciation
      (depreciation)                      785,328           (220,544)
--------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS              $      (1,101,813) $        (253,670)
--------------------------------------------------------------------
Distributions to shareholders*
   --
   From net realized gain       $              --  $        (316,405)
--------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                 $              --  $        (316,405)
--------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of
      shares                    $      10,121,309  $       2,501,073
   Net asset value of shares
      issued to shareholders
      in payment of
      distributions declared                   --            162,550
   Cost of shares redeemed             (2,137,084)          (162,881)
--------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM
   FUND SHARE TRANSACTIONS      $       7,984,225  $       2,500,742
--------------------------------------------------------------------

NET INCREASE IN NET ASSETS      $       6,882,412  $       1,930,667
--------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------
At beginning of year            $       2,668,635  $         737,968
--------------------------------------------------------------------
AT END OF YEAR                  $       9,551,047  $       2,668,635
--------------------------------------------------------------------

 * Certain prior year amounts have been reclassified to conform to the current year presentation

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       YEAR ENDED DECEMBER 31,
                                  -----------------------------------------------------------------
                                    2001(1)        2000(1)        1999        1998(1)        1997
---------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $18.700        $22.630      $12.440       $10.830      $10.000
---------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------
Net investment income (loss)        $(0.192)       $(0.303)     $ 0.034       $ 0.028      $ 0.017
Net realized and unrealized
   gain (loss)                       (4.328)         1.781(2)    13.149         1.612        1.871
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(4.520)       $ 1.478      $13.183       $ 1.640      $ 1.888
---------------------------------------------------------------------------------------------------

Less distributions**
---------------------------------------------------------------------------------------------------
From net investment income          $    --        $    --      $(0.028)      $(0.030)     $    --
From net realized gain                   --         (5.408)      (2.965)           --       (1.058)
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $    --        $(5.408)     $(2.993)      $(0.030)     $(1.058)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $14.180        $18.700      $22.630       $12.440      $10.830
---------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                      (24.17)%         2.83%      109.14%        15.16%       19.26%
---------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 9,551        $ 2,669      $   738       $   368      $   307
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                     1.70%          1.89%        0.23%         0.13%        0.18%
   Net expenses after
      custodian fee
      reduction(4)                     1.70%          1.70%          --            --           --
   Net investment income
      (loss)                          (1.36)%        (1.34)%       0.22%         0.25%        0.18%
Portfolio Turnover of the
   Portfolio                            117%            89%*         --            --           --
Portfolio Turnover of the
   Fund(5)                               --             93%         149%          122%           2%
---------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a waiver of the investment adviser fee, and a waiver and/or reimbursement of expenses by the Administrator or Adviser. Had such actions not been taken, net investment loss per share and the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         2.76%          7.24%        7.79%         9.93%       10.31%
   Expenses after custodian
      fee reduction(4)                 2.76%          7.05%        7.56%         9.81%       10.13%
   Net investment loss                (2.43)%        (6.69)%      (7.34)%       (9.56)%      (9.95)%
Net investment loss per share       $(0.342)       $(1.510)     $(1.094)      $(1.300)     $(0.900)
---------------------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses since May 1, 2000.
 (5) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.
 * For the period from the start of business, May 1, 2000, to December 31, 2000.
 ** Certain prior year amounts have been reclassified to conform to the current presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Small Company Growth Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's shares are generally sold subject to a sales charge imposed at time of purchase. The Fund invests all of its investable assets in interests in Small Company Growth Portfolio (the Portfolio), which is a New York Trust. The investment objective and policies of the Portfolio are the same as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 49.3% at December 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization were being amortized on the straight-line basis over five years and are fully amortized at December 31, 2001.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's and the Portfolio's custodian fees are reported as a reduction of total expenses in the Fund's and Portfolio's respective Statements of Operations.

 E Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $1,641,601 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009. At December 31, 2001, net capital losses of $258,866 attributable to security transactions incurred after October 31, 2001 are treated as arising on the first day of the Fund's taxable year. At December 31, 2001, the Fund did not have any undistributed ordinary income on a tax basis.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, and at least one distribution annually of all or substantially all of the net realized capital gains allocated to the Fund by the Portfolio (reduced by any available capital loss carryforwards from prior years), if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
                                                 2001         2000
    ------------------------------------------------------------------
    Sales                                       691,030      109,779
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                     --        6,767
    Redemptions                                (160,170)      (6,411)
    ------------------------------------------------------------------
    NET INCREASE                                530,860      110,135
    ------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) earns an administration fee as compensation for providing the Fund with administrative services. The fee is at an annual rate of 0.15% of the Fund's average daily net assets and amounted to $8,504 for the year ended December 31, 2001 all of which was waived. Additionally, EVM voluntarily agreed to reimburse the Fund's operating expenses to the extent that they exceeded 1.70%, after custodian fee credits, of the Fund's average daily net assets. For the year ended December 31, 2001, the reimbursement amounted to $51,336. The Portfolio has engaged Boston Management and Research
   (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $24,919 as its portion of the sales charge on sales of shares for the year ended December 31, 2001.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Service Plan
-------------------------------------------
   The Trustees of the Fund adopted a Service Plan designed to meet the requirement of Rule 12b-1 under the Investment Company Act of 1940 and service fee requirements of the sales charge rule of the National Association of Securities Dealers Inc. The Service Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions payable by the Fund to EVD. Service fee payments for the year ended December 31, 2001 amounted to $14,064.

6 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $10,087,131 and $2,190,549, respectively, for the year ended December 31, 2001.

EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE SMALL COMPANY GROWTH FUND
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Small Company Growth Fund, (the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2002

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.8%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 0.3%
----------------------------------------------------------------------
Harte-Hanks, Inc.                                 2,000    $    56,340
----------------------------------------------------------------------
                                                           $    56,340
----------------------------------------------------------------------
Auto and Parts -- 0.2%
----------------------------------------------------------------------
Gentex Corp.(1)                                   1,700    $    45,441
----------------------------------------------------------------------
                                                           $    45,441
----------------------------------------------------------------------
Banks -- 0.7%
----------------------------------------------------------------------
Corus Bankshares, Inc.                            3,000    $   136,200
----------------------------------------------------------------------
                                                           $   136,200
----------------------------------------------------------------------
Biotechnology -- 0.7%
----------------------------------------------------------------------
Vertex Pharmaceuticals, Inc.(1)                   5,500    $   135,245
----------------------------------------------------------------------
                                                           $   135,245
----------------------------------------------------------------------
Broadcasting and Radio -- 2.2%
----------------------------------------------------------------------
Cox Radio, Inc.(1)                                7,600    $   193,648
Entercom Communications Corp.(1)                  4,500        225,000
----------------------------------------------------------------------
                                                           $   418,648
----------------------------------------------------------------------
Business Services -- 6.5%
----------------------------------------------------------------------
DiamondCluster International, Inc.(1)            10,000    $   131,000
Exult, Inc.(1)                                   10,000        160,500
Heidrick and Struggles International,
Inc.(1)                                          11,500        208,725
Hotel Reservations Network, Inc.(1)               1,600         73,600
Insight Enterprises, Inc.(1)                      5,500        135,300
Iron Mountain, Inc.(1)                            2,000         87,600
Mobile Mini, Inc.(1)                              3,000        117,360
On Assignment, Inc.(1)                            6,000        137,820
United Stationers, Inc.(1)                        5,500        185,075
----------------------------------------------------------------------
                                                           $ 1,236,980
----------------------------------------------------------------------
Chemicals -- 0.4%
----------------------------------------------------------------------
Solutia, Inc.                                     6,000    $    84,120
----------------------------------------------------------------------
                                                           $    84,120
----------------------------------------------------------------------
Communications Equipment -- 1.2%
----------------------------------------------------------------------
Polycom, Inc.(1)                                  5,000    $   170,350
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Communications Equipment (continued)
----------------------------------------------------------------------
Tekelec(1)                                        3,000    $    54,330
----------------------------------------------------------------------
                                                           $   224,680
----------------------------------------------------------------------
Computer Software -- 8.3%
----------------------------------------------------------------------
Activision, Inc.(1)                               4,000    $   104,040
Advent Software, Inc.(1)                          4,000        199,800
HNC Software, Inc.(1)                            11,500        236,900
Mercury Computer Systems, Inc.(1)                 3,000        117,330
Netegrity, Inc.(1)                                9,000        174,240
NetIQ Corp.(1)                                    6,000        211,560
Numerical Technologies, Inc.(1)                   3,000        105,600
Precise Software Solutions Ltd.(1)                6,000        123,960
Retek, Inc.(1)                                    6,000        179,220
SERENA Software, Inc.(1)                          6,000        130,440
----------------------------------------------------------------------
                                                           $ 1,583,090
----------------------------------------------------------------------
Drugs -- 4.1%
----------------------------------------------------------------------
Adolor Corp.(1)                                   2,000    $    35,900
Alkermes, Inc.(1)                                 2,700         71,172
Cell Therapeutics, Inc.(1)                        1,800         43,452
Cephalon, Inc.(1)                                   600         45,351
CV Therapeutics, Inc.(1)                          6,000        312,120
Tanox, Inc.(1)                                    6,500        120,266
Taro Pharmaceutical Industries Ltd.(1)            3,000        119,850
ViroPharma, Inc.(1)                               1,330         30,524
----------------------------------------------------------------------
                                                           $   778,635
----------------------------------------------------------------------
Education -- 1.6%
----------------------------------------------------------------------
Apollo Group, Inc.(1)                             2,000    $    90,020
Career Education Corp.(1)                         6,500        222,820
----------------------------------------------------------------------
                                                           $   312,840
----------------------------------------------------------------------
Electrical Equipment -- 0.9%
----------------------------------------------------------------------
Pemstar, Inc.(1)                                  9,200    $   110,400
Plexus Corp.(1)                                   2,000         53,120
----------------------------------------------------------------------
                                                           $   163,520
----------------------------------------------------------------------
Electronics - Instruments -- 0.6%
----------------------------------------------------------------------
Cognex Corp.(1)                                   3,000    $    76,830

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Electronics - Instruments (continued)
----------------------------------------------------------------------
FLIR Systems, Inc.(1)                             1,000    $    37,920
----------------------------------------------------------------------
                                                           $   114,750
----------------------------------------------------------------------
Electronics - Semiconductors -- 8.5%
----------------------------------------------------------------------
Alpha Industries, Inc.(1)                         6,000    $   130,800
Applied Micro Circuits Corp.(1)                  14,000        158,480
Bell Microproducts, Inc.(1)                      15,000        189,300
Elantec Semiconductor, Inc.(1)                    4,900        188,160
Exar Corp.(1)                                    13,000        271,050
Genesis Microchip, Inc.(1)                        2,000        132,240
Millipore Corp.                                   1,700        103,190
Silicon Laboratories, Inc.(1)                     5,200        175,292
Vitesse Semiconductor Corp.(1)                   16,000        198,880
Zoran Corp.(1)                                    2,000         65,280
----------------------------------------------------------------------
                                                           $ 1,612,672
----------------------------------------------------------------------
Health Services -- 6.5%
----------------------------------------------------------------------
Accredo Health, Inc.(1)                           7,200    $   285,840
AmeriPath, Inc.(1)                               10,000        322,600
MedQuist, Inc.(1)                                 8,000        234,000
Province Healthcare Co.(1)                        8,500        262,310
Renal Care Group, Inc.(1)                         4,000        128,400
----------------------------------------------------------------------
                                                           $ 1,233,150
----------------------------------------------------------------------
Information Services -- 3.7%
----------------------------------------------------------------------
Acxiom Corp.(1)                                  14,800    $   258,556
BISYS Group, Inc. (The)(1)                        1,000         63,990
Ixia(1)                                           9,000        115,650
Manugistics Group, Inc.(1)                        5,000        105,400
MICROS Systems, Inc.(1)                           4,000        100,400
Renaissance Learning, Inc.(1)                     2,000         60,940
----------------------------------------------------------------------
                                                           $   704,936
----------------------------------------------------------------------
Internet - Software -- 2.3%
----------------------------------------------------------------------
Network Associates, Inc.(1)                       5,000    $   129,250
Stellent, Inc.(1)                                 3,000         88,680
TIBCO Software, Inc.(1)                          15,000        223,950
----------------------------------------------------------------------
                                                           $   441,880
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Internet Services -- 0.5%
----------------------------------------------------------------------
WebEx Communications, Inc.(1)                     4,000    $    99,400
----------------------------------------------------------------------
                                                           $    99,400
----------------------------------------------------------------------
Investment Services -- 2.9%
----------------------------------------------------------------------
Downey Financial Corp.                            2,500    $   103,125
W.P. Stewart & Co., Ltd.                          5,000        131,000
Waddell & Reed Financial, Inc., Class A          10,000        322,000
----------------------------------------------------------------------
                                                           $   556,125
----------------------------------------------------------------------
Manufacturing -- 0.9%
----------------------------------------------------------------------
Roper Industries, Inc.                            3,500    $   173,250
----------------------------------------------------------------------
                                                           $   173,250
----------------------------------------------------------------------
Medical - Biomed / Genetics -- 8.5%
----------------------------------------------------------------------
Abgenix, Inc.(1)                                  2,900    $    97,556
Affymetrix, Inc.(1)                               6,000        226,500
ArQule, Inc.(1)                                  20,200        343,400
Aviron(1)                                         1,200         59,676
Charles River Laboratories, Inc.(1)               3,000        100,440
deCode Genetics, Inc.(1)                         12,000        117,600
Incyte Genomics, Inc.(1)                          2,000         38,880
Myriad Genetics, Inc.(1)                          1,400         73,696
Neurocrine Biosciences, Inc.(1)                   4,800        246,288
Transkaryotic Therapies, Inc.(1)                  5,000        214,000
XOMA Ltd.(1)                                     11,000        108,350
----------------------------------------------------------------------
                                                           $ 1,626,386
----------------------------------------------------------------------
Medical Products -- 7.4%
----------------------------------------------------------------------
Aradigm Corp.(1)                                 25,000    $   177,500
Closure Medical Corp.(1)                          9,500        221,920
Cytyc Corp.(1)                                   10,000        261,000
Diagnostic Products Corp.                         2,050         90,098
Edwards Lifesciences Corp.(1)                     1,800         49,734
Haemonetics Corp.(1)                              3,200        108,544
Resmed, Inc.(1)                                   1,000         53,920
Thoratec Corp.(1)                                13,251        225,267
Wilson Greatbatch Technologies, Inc.(1)           6,000        216,600
----------------------------------------------------------------------
                                                           $ 1,404,583
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Medical Services -- 2.1%
----------------------------------------------------------------------
Dianon Systems, Inc.(1)                           2,300    $   139,840
Digene Corp.(1)                                   1,200         35,400
Stericycle, Inc.(1)                               3,700        225,256
----------------------------------------------------------------------
                                                           $   400,496
----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 3.7%
----------------------------------------------------------------------
Newfield Exploration Co.(1)                       6,300    $   223,713
Spinnaker Exploration Co.(1)                      5,300        218,148
Vintage Petroleum, Inc.                             200          2,890
XTO Energy, Inc.                                 14,800        259,000
----------------------------------------------------------------------
                                                           $   703,751
----------------------------------------------------------------------
Publishing -- 1.5%
----------------------------------------------------------------------
McClatchy Co., (The) Class A                      6,000    $   282,000
----------------------------------------------------------------------
                                                           $   282,000
----------------------------------------------------------------------
Retail - Food and Drug -- 2.8%
----------------------------------------------------------------------
Duane Reade, Inc.(1)                              6,500    $   197,275
Sonic Corp.(1)                                    5,700        205,200
Whole Foods Market, Inc.(1)                       2,800        121,968
----------------------------------------------------------------------
                                                           $   524,443
----------------------------------------------------------------------
Retail - Restaurants -- 3.2%
----------------------------------------------------------------------
AFC Enterprises, Inc.(1)                         12,000    $   340,680
Applebee's International, Inc.                    5,000        171,000
Cheesecake Factory, Inc. (The)(1)                 3,000        104,310
----------------------------------------------------------------------
                                                           $   615,990
----------------------------------------------------------------------
Retail - Specialty and Apparel -- 5.2%
----------------------------------------------------------------------
99 Cents Only Stores(1)                           6,000    $   228,600
AnnTaylor Stores Corp.(1)                         8,000        280,000
Callaway Golf Co.                                 4,000         76,600
Coach, Inc.(1)                                    6,400        249,472
Hot Topic, Inc.(1)                                5,000        156,950
----------------------------------------------------------------------
                                                           $   991,622
----------------------------------------------------------------------
Semiconductor Equipment -- 1.2%
----------------------------------------------------------------------
LTX Corp.(1)                                      1,300    $    27,222
Maxim Integrated Products, Inc.(1)                  781         41,010
Pericom Semiconductor Corp.(1)                    6,000         87,000
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Semiconductor Equipment (continued)
----------------------------------------------------------------------
SIPEX Corp.(1)                                    6,000    $    77,100
----------------------------------------------------------------------
                                                           $   232,332
----------------------------------------------------------------------
Software Services -- 4.4%
----------------------------------------------------------------------
Embarcadero Technologies, Inc.(1)                 9,000    $   217,800
Manhattan Associates, Inc.(1)                     9,000        262,350
SonicWALL, Inc.(1)                               11,000        213,840
SpeechWorks International, Inc.(1)               12,000        135,000
----------------------------------------------------------------------
                                                           $   828,990
----------------------------------------------------------------------
Telecommunications - Services -- 3.8%
----------------------------------------------------------------------
Alamosa Holdings, Inc.(1)                        17,400    $   207,582
Catapult Communications Corp.(1)                  4,000        104,240
DMC Stratex Networks, Inc.(1)                    15,000        116,700
Metro One Telecommunications, Inc.(1)             5,000        151,250
Sonus Networks, Inc.(1)                          30,000        138,600
----------------------------------------------------------------------
                                                           $   718,372
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $16,549,827)                           $18,440,867
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 7.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------

Federal Home Loan Mortgage Corporation,
1.51%, 1/2/02                               $     1,353    $ 1,352,943
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $1,352,943)                         $ 1,352,943
----------------------------------------------------------------------
Total Investments -- 103.9%
   (identified cost $17,902,770)                           $19,793,810
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (3.9)%                   $  (735,598)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $19,058,212
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $17,902,770)         $19,793,810
Cash                                              273
Receivable for investments sold                10,465
Dividends receivable                            1,707
Prepaid expenses                                   65
-----------------------------------------------------
TOTAL ASSETS                              $19,806,320
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $   742,199
Accrued expenses                                5,909
-----------------------------------------------------
TOTAL LIABILITIES                         $   748,108
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $19,058,212
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $17,167,172
Net unrealized appreciation (computed on
   the basis of identified cost)            1,891,040
-----------------------------------------------------
TOTAL                                     $19,058,212
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2001
Investment Income
-----------------------------------------------------
Interest                                  $    35,115
Dividends                                       9,405
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    44,520
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    94,810
Custodian fee                                  41,451
Legal and accounting services                  18,295
Miscellaneous                                   1,651
-----------------------------------------------------
TOTAL EXPENSES                            $   156,207
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (111,687)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(4,258,367)
-----------------------------------------------------
NET REALIZED LOSS                         $(4,258,367)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,935,749
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 1,935,749
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(2,322,618)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(2,434,305)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         PERIOD ENDED
IN NET ASSETS                             DECEMBER 31, 2001  DECEMBER 31, 2000(1)
---------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (111,687) $            (27,084)
   Net realized loss                             (4,258,367)             (493,002)
   Net change in unrealized appreciation
      (depreciation)                              1,935,749              (166,239)
---------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $      (2,434,305) $           (686,325)
---------------------------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Small Company Growth Fund           $              --  $            949,249
   Contributions                                 18,252,466             6,610,077
   Withdrawals                                   (3,294,680)             (438,280)
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $      14,957,786  $          7,121,046
---------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      12,523,481  $          6,434,721
---------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------
At beginning of year                      $       6,534,731  $            100,010
---------------------------------------------------------------------------------
AT END OF YEAR                            $      19,058,212  $          6,534,731
---------------------------------------------------------------------------------

 (1) For the period from the start of business, May 01, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  YEAR ENDED DECEMBER 31,
                                  -----------------------
                                    2001        2000(1)
---------------------------------------------------------
Ratios/Supplemental Data+
---------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      1.23%        2.22%(2)
   Net expenses after
      custodian fee reduction        1.23%        2.07%(2)
   Net investment loss              (0.88)%      (1.58)%(2)
Portfolio Turnover                    117%          89%
---------------------------------------------------------
TOTAL RETURN                       (23.80)%         --
---------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $19,058       $6,535
---------------------------------------------------------
+  The operating expenses of the Portfolio for the period
   ended December 31, 2000 reflect a reduction of the
   investment adviser fee, an allocation of expenses to
   the Investment Adviser, or both. Had such actions not
   been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                       2.96%(2)
   Expenses after custodian
      fee reduction                               2.81%(2)
   Net investment loss                           (2.32)%(2)
---------------------------------------------------------

 (1) For the period from the start of business, May 01, 2000, to December 31, 2000.
 (2)  Annualized.
 * Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Small Company Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term capital appreciation by investing in publicly traded stocks of small companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded, or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices on the principal market where the security was traded. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations. For the year ended
   December 31, 2001, $1,105 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2001, the fee was equivalent to 0.75% of the Portfolio's average daily net assets and amounted to $94,810. Except as to the Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2001, no amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $28,344,718 and $13,869,326, respectively, for the year ended December 31, 2001.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $18,150,332
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,240,305
    Gross unrealized depreciation                (596,827)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,643,478
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2001.

6 Transfer of Net Assets
-------------------------------------------
   Investment operations began on May 1, 2000, with the acquisition of net assets of Eaton Vance Small Company Growth Fund of $949,249, in exchange for an interest in the Portfolio, including net unrealized appreciation of $121,530. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SMALL COMPANY GROWTH PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Small Company Growth Portfolio (the "Portfolio") at December 31, 2001, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2002

EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Eaton Vance Small Company Growth Fund (the
Fund) and Small Company Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Fund's and Portfolio's affairs. The Trustees and officers of the Fund and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

INTERESTED TRUSTEE(S)

                                  POSITION(S)
                                    WITH THE            TERM OF                                   NUMBER OF PORTFOLIOS
        NAME, ADDRESS               FUND AND           OFFICE AND       PRINCIPAL OCCUPATION(S)     IN FUND COMPLEX
           AND AGE                 PORTFOLIO      LENGTH OF SERVICE(3)  DURING PAST FIVE YEARS   OVERSEEN BY TRUSTEE(4)
-----------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz(1)        Trustee           Trustee Since         President and Chief                165
Age 42                                            1998                  Executive Officer of
The Eaton Vance Building                                                National Financial
255 State Street                                                        Partners (financial
Boston, MA 02109                                                        services company)
                                                                        (since April 1999).
                                                                        President and Chief
                                                                        Operating Officer of
                                                                        John A. Levin & Co.
                                                                        (registered investment
                                                                        advisor) (July 1997 to
                                                                        April 1999) and a
                                                                        Director of Baker,
                                                                        Fentress & Company,
                                                                        which owns John A.
                                                                        Levin & Co., a
                                                                        registered investment
                                                                        advisor (July 1997 to
                                                                        April 1999). Executive
                                                                        Vice President of Smith
                                                                        Barney Mutual Funds
                                                                        (July 1994 to June
                                                                        1997).
James B. Hawkes(2)              President and     President and         Chairman, President and            170
Age 60                          Trustee           Trustee Since         Chief Executive Officer
The Eaton Vance Building                          1989                  of BMR, EVM and their
255 State Street                                                        corporate parent, Eaton
Boston, MA 02109                                                        Vance Corp. (EVC), and
                                                                        corporate trustee,
                                                                        Eaton Vance, Inc. (EV);
                                                                        Vice President of EVD.
                                                                        President or officer of
                                                                        170 funds managed by
                                                                        EVM or its affiliates.


        NAME, ADDRESS           OTHER DIRECTORSHIPS
           AND AGE                      HELD
------------------------------
Jessica M. Bibliowicz(1)
Age 42
The Eaton Vance Building
255 State Street
Boston, MA 02109
James B. Hawkes(2)              Director of EVC, EV
Age 60                                and EVD.
The Eaton Vance Building
255 State Street
Boston, MA 02109

 (1) Ms. Bibliowicz is deemed to be an interested person of the Fund and the Portfolio because of her affiliation with a brokerage firm.
 (2) Mr. Hawkes is an interested person of the Fund and Portfolio because of his position as Director, Chairman, President and Chief Executive Officer of BMR, EVM, and EVC, which are affiliates of the Fund and EVM.
 (3)  Trustees and officers serve for an indefinite term.
 (4)  Includes both master and feeder funds in a master feeder structure.

DISINTERESTED DIRECTORS(S)

                                  POSITION(S)          TERM OF                                 NUMBER OF PORTFOLIOS
        NAME, ADDRESS               WITH THE          OFFICE AND      PRINCIPAL OCCUPATION(S)    IN FUND COMPLEX
           AND AGE                    FUND        LENGTH OF SERVICE   DURING PAST FIVE YEARS   OVERSEEN BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------
Donald R. Dwight                Trustee           Trustee Since       President of Dwight              170
Age 70                                            1989                Partners, Inc.
The Eaton Vance Building                                              (corporate relations
255 State Street                                                      and communications
Boston, MA 02109                                                      company).
Samuel L. Hayes, III            Trustee           Trustee Since       Jacob H. Schiff                  170
Age 67                                            1989                Professor of Investment
The Eaton Vance Building                                              Banking Emeritus,
255 State Street                                                      Harvard University
Boston, MA 02109                                                      Graduate School of
                                                                      Business
                                                                      Administration.


        NAME, ADDRESS           OTHER DIRECTORSHIPS
           AND AGE                      HELD
------------------------------
Donald R. Dwight                Trustee/Director of
Age 70                          the Royce Funds
The Eaton Vance Building        (consisting of 17
255 State Street                portfolios).
Boston, MA 02109
Samuel L. Hayes, III            Director of Tiffany
Age 67                          & Co. Director of
The Eaton Vance Building        Telect, Inc.
255 State Street
Boston, MA 02109

EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

                                  POSITION(S)          TERM OF                                 NUMBER OF PORTFOLIOS
        NAME, ADDRESS               WITH THE          OFFICE AND      PRINCIPAL OCCUPATION(S)    IN FUND COMPLEX
           AND AGE                    FUND        LENGTH OF SERVICE   DURING PAST FIVE YEARS   OVERSEEN BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------
Norton H. Reamer                Trustee           Trustee Since       Chairman and Chief               170
Age 66                                            1989                Operating Officer,
The Eaton Vance Building                                              Hellman, Jordan
255 State Street                                                      Management Co., Inc.
Boston, MA 02109                                                      (an investment
                                                                      management company) and
                                                                      President, Unicorn
                                                                      Corporation (investment
                                                                      and financial advisory
                                                                      services company)
                                                                      (since September 2000).
                                                                      Formerly, Chairman of
                                                                      the Board, United Asset
                                                                      Management Corporation
                                                                      (a holding company
                                                                      owning institutional
                                                                      investment management
                                                                      firms) and Chairman,
                                                                      President and Director,
                                                                      UAM Funds (mutual
                                                                      funds).
Lynn A. Stout                   Trustee           Trustee Since       Professor of Law,                165
Age 44                                            1998                University of
The Eaton Vance Building                                              California at
255 State Street                                                      Los Angeles School of
Boston, MA 02109                                                      Law (since July 2001).
                                                                      Formerly, Professor of
                                                                      Law, Georgetown
                                                                      University Law Center
                                                                      (prior to July 2001).
Jack L. Treynor                 Trustee           Trustee Since       Investment Adviser and           167
Age 72                                            1989                Consultant.
The Eaton Vance Building
255 State Street
Boston, MA 02109


        NAME, ADDRESS           OTHER DIRECTORSHIPS
           AND AGE                      HELD
------------------------------
Norton H. Reamer
Age 66
The Eaton Vance Building
255 State Street
Boston, MA 02109
Lynn A. Stout
Age 44
The Eaton Vance Building
255 State Street
Boston, MA 02109
Jack L. Treynor
Age 72
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                  POSITION(S)          TERM OF
        NAME, ADDRESS               WITH THE          OFFICE AND      PRINCIPAL OCCUPATION(S)
           AND AGE                    FUND        LENGTH OF SERVICE   DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------
Duke Laflamme                   Vice President    Vice President      Vice President of EVM
Age 32                          of Trust and      Since               and BMR since November
The Eaton Vance Building        Portfolio         2001                2001. Officer of 9
255 State Street                                                      investment companies
Boston, MA 02109                                                      managed by EVM or BMR.
                                                                      Prior to November 2001,
                                                                      Mr. Laflamme was an
                                                                      Assistant Vice
                                                                      President and Research
                                                                      Associate for EVM and
                                                                      BMR. Prior to January
                                                                      1998, he was an
                                                                      assistant Portfolio
                                                                      Manager at Norwest
                                                                      Investment Manager.
Edward E. Smiley, Jr.           Vice President    Vice President      Vice President of EVM
Age 57                          of Trust          Since               and BMR, Officer of 34
The Eaton Vance Building                          1997                investment companies
255 State Street                                                      managed by EVM or BMR.
Boston, MA 02109
Alan R. Dynner                  Secretary         Secretary Since     Vice President,
Age 61                                            1997                Secretary and Chief
The Eaton Vance Building                                              Legal Officer of BMR,
255 State Street                                                      EVM and EVC; Vice
Boston, MA 02109                                                      President, Secretary
                                                                      and Clerk of EVD.
                                                                      Secretary of 170 funds
                                                                      managed by EVM and its
                                                                      affiliates.
James L. O'Connor               Treasurer         Treasurer Since     Vice President of BMR
Age 56                                            1989                and EVM; Vice President
The Eaton Vance Building                                              of EVD. Treasurer of
255 State Street                                                      170 funds managed by
Boston, MA 02109                                                      EVM and its affiliates.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and Officers of the Fund and Portfolios and can be obtained without charge by calling 1-800-6265.

INVESTMENT ADVISER OF SMALL COMPANY GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE SMALL COMPANY GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110

                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring yourfinancial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

   For more information about Eaton Vance's privacy policies, call:
                               1-800-262-1122



EATON VANCE SMALL COMPANY GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.



164-2/02                                                                 SCGSRC